Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	US$	US$
Accrued advertising and other expenses	1,792	5,208
Salaries, welfare and outsourcing fee payable	3,812	4,845
Accrued professional service fees	295	1,220
Accrued rental and property management fees	290	299
Accrued staff reimbursements	44	388
Others	411	504
Total	6,644	12,464